Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of incurred income tax
	For the Years Ended December 31,
	2022	2021	2020
Federal income tax benefits (expenses)	$642,118	$(738,851)	$-
State income tax benefits (expenses)	301,410	(408,295)	-
Total	$943,528	$(1,147,146)	$-

Schedule of canada federal and state income tax benefits
	For the Years Ended December 31,
	2022	2021	2020
Federal income tax (expenses) benefits	$(37,879)	$37,879	$-
State income tax (expenses) benefits	(20,202)	20,202	-
Total	$(58,081)	$58,081	$-

Schedule of effective tax rate
	For the Years Ended December 31,
	2022	2021	2020
US Federal income tax rate	$21.0%	$21.0%	$21.0%
Effect of foreign operations taxed at various rates	(5.5)%	6.0%	0%
State income taxes, net of federal benefit	0.5%	3.0%	0%
Reserve on Hong Kong offshore and share-based compensation tax benefits	(0.5)%	11.5%	0%
Excessive share-based compensation tax benefits	0%	(3.0)%	0%
Non-deductible executives compensation	0%	1.9%	0%
Non-deductible impairment on digital assets	(8.5)%	3.7%	0%
Withholding tax on intercompany interest payment	(0.2)%	0%	0%
Non-taxable capital gain on investments	8.0%	0%	0%
Others	0.2%	0.1%	0%
Effect of change in valuation allowance	(14.0)%	0%	(21)%
Total	$1.0%	$44.2%	$-

Schedule of deferred tax assets and liabilities
	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating losses carry forwards	$8,357,549	$4,775,905
Share-based compensation	610,298	609,933
Capital loss carryforwards	3,812,024	-
Deferred tax liabilities:
Depreciation	(3,855,914)	(5,696,982)
Net deferred tax assets/(liabilities):	8,923,957	(311,144)
Less: valuation allowance	(8,923,957)	(93,147)
Net deferred tax assets/(liabilities) after valuation allowance	$-	$(404,291)

Schedule of reconciliation of gross unrecognized tax benefits
	For the Years Ended December 31,
	2022	2021	2020

Unrecognized tax benefits at the beginning of the year	$2,767,276	$-	$-
Increases for tax positions taken in current year	$-	$2,767,276	$-
Increases for tax positions taken in prior years	$276,728	$-	$-
Unrecognized tax benefits at the end of the year	$3,044,004	$2,767,276	$-